Redeemable Noncontrolling Interests - Additional Information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders		¥ 100,000
Variable Interest Entities
Redeemable Noncontrolling Interest [Line Items]
Preferred shares financing from third-party preferred shareholders	¥ 100,000